Repayment of Principal Amount of Long Term Debts (Detail) - Dec. 31, 2015 - Long Term Debt ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Long Term Debt Maturities Repayments Of Principal [Line Items]
2016	$ 150,000	¥ 971,670
2017	1,250,000	8,097,250
2018	1,000,000	6,477,800
2019	1,000,000	6,477,800
2020	750,000	4,858,350
Thereafter	$ 1,250,000	¥ 8,097,250